Movements of Lifetime Expected Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Provision for expected credit losses, beginning balance	$ 137
Provision for expected credit losses, net	3	$ 52	$ 24
Provision for expected credit losses, ending balance	125	137
Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Provision for expected credit losses, beginning balance	137	106
Provision for expected credit losses, net	1	50
Amounts written-off	(13)	(19)
Provision for expected credit losses, ending balance	$ 125	$ 137	$ 106